Stockholders' Equity and Members' Equity (Deficit)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity and Members' Equity (Deficit)
Stockholders’ Equity and Members’ Equity (Deficit)
In December 2014, we converted from a limited liability corporation to a C-corporation. Subsequent to our corporate conversion, we have two classes of authorized common stock: Class A common stock and Class B common stock. The rights of the holders of our Class A common stock and our Class B common stock are identical, except with respect to voting and conversion. Each share of our Class A common stock is entitled to one vote per share and is not convertible into any other shares of our capital stock. Each share of our Class B common stock is entitled to ten votes per share and is convertible into one share of our Class A common stock at any time. Our Class B common stock also will automatically convert into shares of our Class A common stock upon certain transfers and other events.
Prior to our corporate conversion, our Operating Agreement, as amended and restated, provided for classes of units, allocation of profits and losses, distribution preferences, and other member rights. The Operating Agreement allowed for preferred units, common units, capped common units, appreciation units and participation units. Capped common units were interests that entitled the holder to receive distributions up to a stated threshold amount. Appreciation units and participation units were interests that entitled a holder to receive distributions in excess of a stated threshold amount. Members were limited in their liability to their capital contributions.
Distributions from the LLC
Our Amended and Restated Operating Agreement provided that any distributions, other than tax distributions, would be made according to the following priority:

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First, to each holder of Series B preferred units and Series C preferred units until the cumulative distributions received (including any tax distributions) by holders of Series B preferred units equal $1.00 per Series B unit and the cumulative distribution received (including any tax distributions) by holders of Series C preferred units equal $5.00 per Series C preferred unit, provided that if the amount of distributable cash and property is insufficient to make such distribution in full, then all distributable cash and property shall be distributed to the holders of the Series B preferred and Series C preferred pro rata on the basis of their respective distribution preferences.

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Second, to each holder of Series A preferred units until the cumulative distributions received (including any tax distributions) by each holder of a Series A preferred unit equal $0.20 per Series A preferred unit held.

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Third, to each holder of common units or capped common units in proportion to the number of units held until the cumulative distributions received (including tax distributions) by each holder of a common unit or capped common unit equals $0.20 per common unit or capped common unit held.

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Fourth, pro rata based on the number of units held to the holders of all units other than Series C preferred units based on the number of units held until the cumulative distributions received by each holder of common units and Series A preferred units equals the amount distributed to holders of Series C units, provided that holders of appreciation units or participation units will only receive distributions to the extent that pro rata distributions to all holders exceed the threshold levels of the applicable appreciation or participation units.

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Fifth, pro rata to the holders of all units, provided that holders of appreciation units or participation units will only receive distributions to the extent that pro rata distributions to all holders exceed the threshold levels of the appreciation units or participation units.

Allocation of Profits and Losses from the LLC
Profits and losses were allocated among the members so that the balance in each member’s capital account equaled or was as close as possible to the amount such member would receive upon our hypothetical sale and liquidation, assuming that our assets were sold for an amount equal to their book value, all our liabilities were paid and any remaining proceeds were distributed to the members in accordance with the terms of the Operating Agreement.
Losses were allocated first to members with positive capital accounts until such capital account balances are reduced to zero, in the reverse order of the priority the members have to receive a return of their capital, as noted above, and then in proportion to the number of units held. Specifically, losses were first allocated to reduce any proceeds from common unit holders to zero, then to offset gross proceeds from Series A preferred unit holders and finally to offset gross proceeds from Series B and C preferred unit holders pro rata based on the number of units held. Once all contributed capital has been reduced to zero, the losses were then allocated pro rata based on the number of units held by each class of member units. Profits were allocated first to offset losses previously allocated, in the reverse order that such losses were allocated, and then in accordance with the members’ rights to receive distributions of profits, as noted above.
During 2014 and 2013, losses offset proceeds from option exercises during the year and the gross proceeds from the 2012 and 2013 issuances of Series C preferred units to bring those positive capital accounts to zero. During 2014, the remaining losses incurred through the corporate conversion were then allocated pro rata to all classes of units.